Note 12 - Financial Instruments (Details 2)	3 Months Ended
Feb. 28, 2017 CAD
Undiscounted future cash flows	CAD 4,093,958
Accounts Payable [Member]
Undiscounted future cash flows	1,018,352
Accrued Liabilities [Member]
Undiscounted future cash flows	624,825
Capital Lease Obligations [Member]
Undiscounted future cash flows	9,497
Employee Costs Payable [Member]
Undiscounted future cash flows	1,077,091
Convertible Debentures [Member]
Undiscounted future cash flows	1,364,193
Less Than 3 Months [Member]
Undiscounted future cash flows	4,093,958
Less Than 3 Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	1,018,352
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	624,825
Less Than 3 Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	9,497
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	1,077,091
Less Than 3 Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	1,364,193
Three To Six Months [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	CAD 0